Financial assets and financial liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Financial assets and financial liabilities
Financial assets and financial liabilities
(in €)	As of June 30, 2022 (unaudited)	As of December 31, 2021

Financial assets at amortized cost
Non-current financial assets	237,412	27,206,990
Financial assets from government grants	8,260,503	-
Other current financial assets	76,804,249	57,162,266
Financial liabilities at amortized cost
Liabilities from government grants	2,145,135	8,300,000
Trade and other payables	7,912,503	16,874,244
Interest bearing loans and borrowings	2,145,135	-
Non-current lease liabilities	1,170,237	1,066,354
Current lease liabilities	370,153	366,171